Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities:
Net income	$ (9,075,353)	$ (61,995,758)	$ (3,818,737)
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	1,179	62,358	59,907
Deferred taxes		1,790,260	(1,733,152)
Loss on disposal of a subsidiary			2,062,155
Impairment loss on loans to third parties	4,800,000	56,242,596	7,346,903
Impairment loss on fixed assets			76,748
Changes in operating assets and liabilities:
Accounts receivable	7,264	(1,450,857)	(13,327,901)
Other receivables	541,541	2,782,583	(3,055,473)
Prepayments	7,577	23,842	254,879
Due from related parties	73,026	389,337	(191,832)
Long-term office rental deposit			669,888
Accrued payroll	(453,467)	80,431	(454,552)
Other payables and accruals	42,901	(78,971)	(381,174)
Tax payable	67,054	202,515	(4,780,002)
Accounts Payable			(70,242)
Other Assets
Long-term prepayment	1,549	3,705
Estimated Liabilities	168,064	971,268
Advance from customers		(94,688)	76,203
Net cash (used in)/provided by operating activities	(3,818,665)	(1,071,379)	(17,266,382)
Cash flows from investing activities:
Purchases of property and equipment	(108,095)		(175,972)
Loans to third parties		(200,000)	(39,417,810)
Collection of loans to third parties			31,870,523
Net cash (used in)/provided by investing activities	(108,095)	(200,000)	(7,723,259)
Cash flows from financing activities:
Proceeds from related party		(31,201)
Repayment to a related party			(128,407)
Proceeds from shares placement (net of offering cost of $222,000)	4,278,000
Net cash provided by/ (used in) financing activities	4,278,000	(31,201)	(128,407)
Effect of exchange rate changes on cash	2,909,480	(262,681)	(468,386)
Net increase (decrease) in cash	3,260,720	(1,565,261)	(25,586,434)
Cash at beginning of year	13,567	1,578,828	27,165,262
Cash at end of year	3,274,287	13,567	1,578,828
Supplemental disclosure of cash flow information
Interest paid
Income taxes paid			2,503,688
Non- cash investing activities
Net assets from acquisition of Anytrust
Deferred offering costs